ACCOUNTING PRINCIPLES, Financial Assets (Details) € in Millions	Dec. 31, 2017 EUR (€)
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, before application of IFRS 9	€ 731.7
Financial assets, impact of IFRS 9	(1.3)
Non-financial assets, before application of IFRS 9	444.0
Non-financial assets, impact of IFRS 9	0.0
Non-financial assets, after application of IFRS 9	444.0
Trade Receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, before application of IFRS 9	660.4
Financial assets, impact of IFRS 9	(1.3)
Security Deposits and Other [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, before application of IFRS 9	24.1
Financial assets, impact of IFRS 9	0.0
Due from TechnipFMC - Trade receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, before application of IFRS 9	22.8
Financial assets, impact of IFRS 9	0.0
Due from TechnipFMC - Loans receivable [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, before application of IFRS 9	1.4
Financial assets, impact of IFRS 9	0.0
Quoted Equity Instruments at FVOCI [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, before application of IFRS 9	23.0
Financial assets, impact of IFRS 9	0.0
Contract Assets [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Non-financial assets, before application of IFRS 9	444.0
Non-financial assets, impact of IFRS 9	0.0
Non-financial assets, after application of IFRS 9	444.0
Fair Value through Profit or Loss [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	23.0
Fair Value through Profit or Loss [Member] | Trade Receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through Profit or Loss [Member] | Security Deposits and Other [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through Profit or Loss [Member] | Due from TechnipFMC - Trade receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through Profit or Loss [Member] | Due from TechnipFMC - Loans receivable [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through Profit or Loss [Member] | Quoted Equity Instruments at FVOCI [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	23.0
Amortised Cost [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	707.4
Amortised Cost [Member] | Trade Receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	659.1
Amortised Cost [Member] | Security Deposits and Other [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	24.1
Amortised Cost [Member] | Due from TechnipFMC - Trade receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	22.8
Amortised Cost [Member] | Due from TechnipFMC - Loans receivable [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	1.4
Amortised Cost [Member] | Quoted Equity Instruments at FVOCI [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through OCI [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through OCI [Member] | Trade Receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through OCI [Member] | Security Deposits and Other [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through OCI [Member] | Due from TechnipFMC - Trade receivables [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through OCI [Member] | Due from TechnipFMC - Loans receivable [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	0.0
Fair Value through OCI [Member] | Quoted Equity Instruments at FVOCI [Member]
Classification and measurement criteria of IFRS 9 [Abstract]
Financial assets, after application of IFRS 9	€ 0.0